Investments in Joint Ventures (Details 1) - 12 months ended Dec. 31, 2018 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
Investments in Joint Ventures [Abstract]
Balance as at 1 January	₪ 5,592
Initial recognition (see Note 19)	77,048
Effect of movements in exchange rates	(209)
Balance as at 31 December	₪ 82,431	$ 21,993